Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Columbia High Yield Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Class A
Trading Symbol	INEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Industry allocation
| The Fund’s largest contributor to relative returns during the period was from its allocation to the building materials industry. Additional contribution during the period came from an allocation to department stores.
Security selection
| Security selection in the support–services sector, with an allocation to a roofing supply business, contributed to relative performance. Additional security selection was most positive in the gas–distribution sector with an allocation to a natural gas-distribution company.
Credit allocation
| Allocations to BB and B rated debt, as well as small allocations to investment-grade debt was most additive to Fund performance.
Top Performance Detractors
Industry allocation

I

Despite the overall relative positive performance of the Fund, negative returns came from the portfolio’s allocation to the electric generation industry. Portfolio underweights to both the media content and telecom–satellite industries also weighed on the Fund’s relative results.
Security selection
| Security selection in the telecom–wireline integrated industry detracted most, with an allocation to an internet service provider. Additional negative performance for the Fund came from the Real Estate Investment Trust industry, with allocations to an IT and storage company.
Credit allocation
| Allocations to CCC and below rated debt, as well as cash allocations, detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	8.46	4.88	4.23
Class A (including sales charges)	3.27	3.86	3.72
ICE BofA US Cash Pay High Yield Constrained Index	9.24	5.78	4.92
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,355,498,411
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 8,621,920
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,355,498,411
Total number of portfolio holdings	458
Management services fees (represents 0.63% of Fund average net assets)	$ 8,621,920
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%

Columbia High Yield Bond Fund -Class C
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Class C
Trading Symbol	APECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 178	1.72%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Industry allocation
| The Fund’s largest contributor to relative returns during the period was from its allocation to the building materials industry. Additional contribution during the period came from an allocation to department stores.
Security selection
| Security selection in the support–services sector, with an allocation to a roofing supply business, contributed to relative performance. Additional security selection was most positive in the gas–distribution sector with an allocation to a natural gas-distribution company.
Credit allocation
| Allocations to BB and B rated debt, as well as small allocations to investment-grade debt was most additive to Fund performance.
Top Performance Detractors
Industry allocation

I

Despite the overall relative positive performance of the Fund, negative returns came from the portfolio’s allocation to the electric generation industry. Portfolio underweights to both the media content and telecom–satellite industries also weighed on the Fund’s relative results.
Security selection
| Security selection in the telecom–wireline integrated industry detracted most, with an allocation to an internet service provider. Additional negative performance for the Fund came from the Real Estate Investment Trust industry, with allocations to an IT and storage company.
Credit allocation
| Allocations to CCC and below rated debt, as well as cash allocations, detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	7.67	4.12	3.45
Class C (including sales charges)	6.67	4.12	3.45
ICE BofA US Cash Pay High Yield Constrained Index	9.24	5.78	4.92
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information
Net Assets	$ 1,355,498,411
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 8,621,920
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,355,498,411
Total number of portfolio holdings	458
Management services fees (represents 0.63% of Fund average net assets)	$ 8,621,920
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Deriva tives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions
, not statements of
f
act
, and are subject to change, including daily.
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions
, not statements of
f
act
, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%

Columbia High Yield Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	CHYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Industry allocation
| The Fund’s largest contributor to relative returns during the period was from its allocation to the building materials industry. Additional contribution during the period came from an allocation to department stores.
Security selection
| Security selection in the support–services sector, with an allocation to a roofing supply business, contributed to relative performance. Additional security selection was most positive in the gas–distribution sector with an allocation to a natural gas-distribution company.
Credit allocation
| Allocations to BB and B rated debt, as well as small allocations to investment-grade debt was most additive to Fund performance.
Top Performance Detractors
Industry allocation

I

Despite the overall relative positive performance of the Fund, negative returns came from the portfolio’s allocation to the electric generation industry. Portfolio underweights to both the media content and telecom–satellite industries also weighed on the Fund’s relative results.
Security selection
| Security selection in the telecom–wireline integrated industry detracted most, with an allocation to an internet service provider. Additional negative performance for the Fund came from the Real Estate Investment Trust industry, with allocations to an IT and storage company.
Credit allocation
| Allocations to CCC and below rated debt, as well as cash allocations, detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	8.73	5.12	4.48
ICE BofA US Cash Pay High Yield Constrained Index	9.24	5.78	4.92
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,355,498,411
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 8,621,920
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,355,498,411
Total number of portfolio holdings	458
Management services fees (represents 0.63% of Fund average net assets)	$ 8,621,920
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivati ves
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating age ncy, that rat
ing is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating age ncy, that rat
ing is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%

Columbia High Yield Bond Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	RSHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Industry allocation
| The Fund’s largest contributor to relative returns during the period was from its allocation to the building materials industry. Additional contribution during the period came from an allocation to department stores.
Security selection
| Security selection in the support–services sector, with an allocation to a roofing supply business, contributed to relative performance. Additional security selection was most positive in the gas–distribution sector with an allocation to a natural gas-distribution company.
Credit allocation
| Allocations to BB and B rated debt, as well as small allocations to investment-grade debt was most additive to Fund performance.
Top Performance Detractors
Industry allocation

I

Despite the overall relative positive performance of the Fund, negative returns came from the portfolio’s allocation to the electric generation industry. Portfolio underweights to both the media content and telecom–satellite industries also weighed on the Fund’s relative results.
Security selection
| Security selection in the telecom–wireline integrated industry detracted most, with an allocation to an internet service provider. Additional negative performance for the Fund came from the Real Estate Investment Trust industry, with allocations to an IT and storage company.
Credit allocation
| Allocations to CCC and below rated debt, as well as cash allocations, detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	8.82	5.22	4.57
ICE BofA US Cash Pay High Yield Constrained Index	9.24	5.78	4.92
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,355,498,411
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 8,621,920
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,355,498,411
Total number of portfolio holdings	458
Management services fees (represents 0.63% of Fund average net assets)	$ 8,621,920
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivati ves
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%

Columbia High Yield Bond Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CHYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Industry allocation
| The Fund’s largest contributor to relative returns during the period was from its allocation to the building materials industry. Additional contribution during the period came from an allocation to department stores.
Security selection
| Security selection in the support–services sector, with an allocation to a roofing supply business, contributed to relative performance. Additional security selection was most positive in the gas–distribution sector with an allocation to a natural gas-distribution company.
Credit allocation
| Allocations to BB and B rated debt, as well as small allocations to investment-grade debt was most additive to Fund performance.
Top Performance Detractors
Industry allocation

I

Despite the overall relative positive performance of the Fund, negative returns came from the portfolio’s allocation to the electric generation industry. Portfolio underweights to both the media content and telecom–satellite industries also weighed on the Fund’s relative results.
Security selection
| Security selection in the telecom–wireline integrated industry detracted most, with an allocation to an internet service provider. Additional negative performance for the Fund came from the Real Estate Investment Trust industry, with allocations to an IT and storage company.
Credit allocation
| Allocations to CCC and below rated debt, as well as cash allocations, detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	8.87	5.31	4.60
ICE BofA US Cash Pay High Yield Constrained Index	9.24	5.78	4.92
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,355,498,411
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 8,621,920
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,355,498,411
Total number of portfolio holdings	458
Management services fees (represents 0.63% of Fund average net assets)	$ 8,621,920
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Deriva tive
s are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%

Columbia High Yield Bond Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Class R
Trading Symbol	CHBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 127	1.22%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns t able.
Top Performance Contributors
Industry allocation
| The Fund’s largest contributor to relative returns during the period was from its allocation to the building materials industry. Additional contribution during the period came from an allocation to department stores.
Security selection
| Security selection in the support–services sector, with an allocation to a roofing supply business, contributed to relative performance. Additional security selection was most positive in the gas–distribution sector with an allocation to a natural gas-distribution company.
Credit allocation
| Allocations to BB and B rated debt, as well as small allocations to investment-grade debt was most additive to Fund performance.
Top Performance Detractors
Industry allocation

I

Despite the overall relative positive performance of the Fund, negative returns came from the portfolio’s allocation to the electric generation industry. Portfolio underweights to both the media content and telecom–satellite industries also weighed on the Fund’s relative results.
Security selection
| Security selection in the telecom–wireline integrated industry detracted most, with an allocation to an internet service provider. Additional negative performance for the Fund came from the Real Estate Investment Trust industry, with allocations to an IT and storage company.
Credit allocation
| Allocations to CCC and below rated debt, as well as cash allocations, detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	8.18	4.60	3.96
ICE BofA US Cash Pay High Yield Constrained Index	9.24	5.78	4.92
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,355,498,411
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 8,621,920
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,355,498,411
Total number of portfolio holdings	458
Management services fees (represents 0.63% of Fund average net assets)	$ 8,621,920
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%

Columbia High Yield Bond Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia High Yield Bond Fund
Class Name	Class S
Trading Symbol	CHYEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of October 2, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 48 (a)	0.72% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 48	[1]
Expense Ratio, Percent	0.72%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Industry allocation
| The Fund’s largest contributor to relative returns during the period was from its allocation to the building materials industry. Additional contribution during the period came from an allocation to department stores.
Security selection
| Security selection in the support–services sector, with an allocation to a roofing supply business, contributed to relative performance. Additional security selection was most positive in the gas–distribution sector with an allocation to a natural gas-distribution company.
Credit allocation
| Allocations to BB and B rated debt, as well as small allocations to investment-grade debt was most additive to Fund performance.
Top Performance Detractors
Industry allocation

I

Despite the overall relative positive performance of the Fund, negative returns came from the portfolio’s allocation to the electric generation industry. Portfolio underweights to both the media content and telecom–satellite industries also weighed on the Fund’s relative results.
Security selection
| Security selection in the telecom–wireline integrated industry detracted most, with an allocation to an internet service provider. Additional negative performance for the Fund came from the Real Estate Investment Trust industry, with allocations to an IT and storage company.
Credit allocation
| Allocations to CCC and below rated debt, as well as cash allocations, detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	8.63	4.91	4.24
ICE BofA US Cash Pay High Yield Constrained Index	9.24	5.78	4.92
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,355,498,411
Holdings Count | Holding	458
Advisory Fees Paid, Amount	$ 8,621,920
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,355,498,411
Total number of portfolio holdings	458
Management services fees (represents 0.63% of Fund average net assets)	$ 8,621,920
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the ave rage of
the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the ave rage of
the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.